920 MASSACHUSETTS AVENUE, NW SUITE 900 WASHINGTON, DC 20001 PHONE: 202.508.3400 FAX: 202.508.3402
www.bakerdonelson.com

Terrence O. Davis, Shareholder
Direct Dial: 202.654.4514
Direct Fax: 202.508.3402
E-Mail Address: todavis@bakerdonelson.com

May 14, 2014

VIA EDGAR

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Securities & Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:	Vertical Capital Investors Trust (File Nos. 333-171279 and 811-22507)

Dear Sir/Madam:

On behalf of Vertical Capital Investors Trust, a registered open-end investment company (the "Trust"), we submit with this letter, via electronic filing, draft correspondence regarding the 485(a) filing of the initial registration statement on behalf of the Vertical Capital Innovations MLP Energy Fund (previously filed as the Vertical Capital Innovations MLP Fund), a series of the Trust (the "Fund").  The draft correspondence and its corresponding attachments are not intended to be the Trust's final responses to the Staff's comments regarding the filing.

If you have any questions or comments, please contact Terrence Davis at 202.654.4614.

Sincerely,

Sincerely,

/s/ Terrence O. Davis
Terrence O. Davis